Discontinued operation of HJX business (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total assets held for sale	$ 470,076	$ 475,936
Intangible assets, net- trademark
Total assets held for sale	353,691	353,691
Intangible assets, net- distribution network [Member]
Total assets held for sale	0	0
Prepaid expense-copyright
Total assets held for sale	$ 116,385	$ 122,245